CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 370,203	$ 410,425
Restricted cash	52	119
Cash, cash equivalents and restricted cash	$ 370,255	$ 410,544